Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2011
Insight Portfolio (Prospectus Summary) | Insight Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPIX
Insight Portfolio (Prospectus Summary) | Insight Portfolio | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPHX
Insight Portfolio (Prospectus Summary) | Insight Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPLX
Global Insight Portfolio (Prospectus Summary) | Global Insight Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPIX
Global Insight Portfolio (Prospectus Summary) | Global Insight Portfolio | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPHX
Global Insight Portfolio (Prospectus Summary) | Global Insight Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPLX